Related Party Transactions (Details Narrative) - USD ($)						1 Months Ended
	Sep. 09, 2014	Jun. 01, 2013	Mar. 14, 2013	Feb. 23, 2012	Feb. 21, 2012	Jan. 31, 2011	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Short-term notes payable							$ 2,891,023	$ 1,022,364
Long-term notes payable							10,541,853	$ 8,627,129
Related Party Transactions [Member]
Related Party Transaction [Line Items]
Short-term notes payable							1,969,853
Long-term notes payable							10,583,853
Unsecured Promissory Note [Member] | Snobar Holdings, Inc [Member] | Mrs. Masjedi [Member]
Related Party Transaction [Line Items]
Note, principal balance						$ 150,000	46,474
Note, interest rate						3.00%
Debt maturity date						Dec. 31, 2022
Unsecured Promissory Note [Member] | Snobar Holdings, Inc [Member] | Mr. Shenkman [Member]
Related Party Transaction [Line Items]
Note, principal balance					$ 10,000		10,000
Note, interest rate					5.00%
Debt maturity date					Dec. 31, 2022
Promissory Note [Member] | Snobar Holdings, Inc [Member] | Mr. Shenkman [Member]
Related Party Transaction [Line Items]
Note, principal balance				$ 10,000			10,000
Note, interest rate				8.00%
Debt maturity date				Dec. 31, 2022
Promissory Note [Member] | Snobar Holdings, Inc [Member] | Azizolla Masjedi [Member]
Related Party Transaction [Line Items]
Note, principal balance		$ 500,000					391,521
Debt maturity date		Jun. 30, 2017
Unsecured Promissory Note One [Member] | Snobar Holdings, Inc [Member] | Mr. Shenkman [Member]
Related Party Transaction [Line Items]
Note, principal balance			$ 10,000				6,000
Note, interest rate			5.00%
Debt maturity date			Dec. 31, 2022
Maturity date description			An original maturity date of March 14, 2014, subsequently extended to December 31, 2022 with a lower interest rate of 2%/year.
Unsecured Promissory Note One [Member] | Snobar Holdings, Inc [Member] | Mr. Shenkman [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Note, interest rate			2.00%
Second Unsecured Promissory Note [Member] | Snobar Holdings, Inc [Member] | Mr. Shenkman [Member]
Related Party Transaction [Line Items]
Note, principal balance	$ 6,000
Note, interest rate	2.00%
Debt maturity date	Dec. 31, 2022
Third Unsecured Promissory Note [Member] | Snobar Holdings, Inc [Member] | Mr. Shenkman [Member]
Related Party Transaction [Line Items]
Note, principal balance	$ 10,000
Note, interest rate	2.00%
Second and Third Unsecured Promissory Note [Member] | Snobar Holdings, Inc [Member] | Mr. Shenkman [Member]
Related Party Transaction [Line Items]
Note, principal balance							$ 16,000